Annual Total Returns- Vanguard Value Index Fund (Institutional) [BarChart] - Institutional - Vanguard Value Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.17%	15.20%	33.07%	13.19%	(0.85%)	16.87%	17.14%	(5.42%)	25.83%	2.30%